Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands		Taxes	Royalties	Fees	Prod. Entitlements		Bonuses	Comm. Social Resp.	Total Payments
Total	[1]	$ 298,680	$ 12,469,329	$ 81,178	$ 1,420,630	[2]	$ 152,072	$ 51,835	$ 14,473,724
STN
Total	[3]		$ 12,469,329						12,469,329
PPSA
Total	[2],[3]				$ 1,420,630				1,420,630
RFB
Total	[3]	$ 298,680							298,680
ANP
Total	[3]			58,957			150,678		209,635
ICMBio
Total	[3]							49,833	49,833
IDEMA
Total	[3]			21,493					21,493
SIMA - SP
Total	[3]							$ 2,003	2,003
Ibama
Total	[3]			579					579
IPAAM
Total	[3]			$ 149					149
YPFB
Total	[3]						$ 1,394		$ 1,394

[1]	All the Petrobras' projects refer the commercial development of oil and natural gas, in the E&P segment, using the well extraction method.
[2]	In-kind production entitlements are presented at fair market value, which is calculated based on the volume the Brazilian Federal Government is entitled to, valued at the average Brent oil price for the year, pursuant to the production sharing regime adopted in Brazil for the exploration and production of oil, natural gas, and other fluid hydrocarbons in the Pre-Salt Polygon and/or strategic areas, and as established by Law 12,351/2010, particularly in articles 2(III), 15(III), 18, and 29(VII).
[3]	The payments of Petrobras in Brazil are made in Reais (BRL), while in Bolivia in Bolivianos (BOL). All payments in this Report are reported in US Dollars, which have been translated based on the exchange rate as of December 31, 2023 (Brazilian Real/US Dollar 4.84 and Boliviano/US Dollar 6.82).